Contract Liabilities - Summary of Unsatisfied Performance Obligation of Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 2,546,860	₺ 1,324,764
Not later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	44.00%
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	56.00%
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 1,485,719	900,816
Equipment revenues [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 1,061,141	₺ 423,948